                                                    Annual Report
                                                        as of September 30, 2000

                                   Evergreen
                                                      Reserve Money Market Funds











                          [LOGO OF EVERGREEN FUNDS]             [SEAL]

                               Table of Contents

Letter to Shareholders ....................................................... 1

Evergreen Reserve Money Market Fund
   Fund at a Glance .......................................................... 2

Evergreen Reserve Tax-Exempt Money Market Fund
   Fund at a Glance .......................................................... 3

Evergreen Reserve U.S. Government Money Market Fund
   Fund at a Glance .......................................................... 4

Financial Highlights
   Evergreen Reserve Money Market Fund ....................................... 5
   Evergreen Reserve Tax-Exempt Money Market Fund ............................ 6
   Evergreen Reserve U.S. Government Money Market Fund ....................... 7

Schedule of Investments
   Evergreen Reserve Money Market Fund ....................................... 8
   Evergreen Reserve Tax-Exempt Money Market Fund ............................ 9
   Evergreen Reserve U.S. Government Money Market Fund .......................11

Combined Notes to

Schedules of Investments .....................................................12

Statements of Assets and Liabilities .........................................13

Statements of Operations .....................................................14

Statements of Changes in Net Assets ..........................................15

Combined Notes to Financial

Statements ...................................................................17

Independent Auditors' Report .................................................21

Additional Information .......................................................22

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $80 billion in assets under management. We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

       Mutual Funds: NOT FDIC INSURED MAY LOSE VALUE NOT BANK GUARANTEED

                          Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                 November 2000

[PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Reserve Money Market Funds annual report, which covers the twelve-month period ended September 30, 2000.

A Challenging Environment for Investors

During 2000, U.S. equity markets have challenged investors with a series of turbulent ups and downs and a constant rotation from one particular sector for a brief period of time to another. The market favored the new economy then the old economy, large caps then mid-caps, value then growth, dot coms then technology equipment, creating significant uncertainties for investors.

Concerns about wage-driven inflation, higher interest rates and increasing oil prices also affected market valuations and volatility. Although these factors have the potential to meaningfully slow the economy, many leading indicators continue to demonstrate strength. We believe that the U.S. economy will slow moderately, aided by the Federal Reserve's focus on interest rates, and will ultimately create a soft landing, which should create the launch pad for a continued expansion.

New Products and Services

Evergreen Funds is constantly striving to develop products and services to meet the sophisticated demands of our investors. This year we launched two new Sector
Funds: Evergreen Health Care Fund and Evergreen Technology Fund. We are very excited about the launch of these funds. Please consult with your financial advisor to see if these funds would be appropriate in your portfolio or visit evergreen-funds.com for more information.

The Value of Diversification

An environment like this year's offers many reasons for building a diversified portfolio rather than trying to predict the market's movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                    EVERGREEN
                           Reserve Money Market Fund
                   Fund at a Glance as of September 30, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                     U.S. Government Agency Notes -- 44.6%
                     Corporate Notes/Bonds -- 30.3%
                     Commercial Paper -- 17.3%
                     Repurchase Agreements -- 4.8%
                     VRDNs -- 3.0%

                                   Portfolio
                                  Management
                     ------------------------------------

                 [PHOTO]                            [PHOTO]

             J. Kellie Allen                    Bryan K. White,
             Tenure: May 1999                         CFA
                                                Tenure: May 1999

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 11/19/1997                  Class R         Class I
Class Inception Date                                 10/15/1998      11/19/1997
Average Annual Returns*
1 year                                                 5.50%            5.94%
Since Portfolio Inception                              5.13%            5.46%
7-day annualized yield                                 5.82%            6.20%
30-day annualized yield                                5.82%            6.20%
12-month income dividends per share                   $0.05            $0.06

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The Fund incurs 12b-1 expenses for Class R shares. Class I shares do not pay a 12b-1 fee.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]
        Fund Name                            class     date          7-day yield
        ---------                            -----     ----          -----------
Reserve Money Market Fund                       A    31-Oct-99         4.67%
Reserve Money Market Fund                       A    30-Nov-99         4.92%
Reserve Money Market Fund                       A    31-Dec-99         5.24%
Reserve Money Market Fund                       A    31-Jan-00         5.08%
Reserve Money Market Fund                       A    29-Feb-00         5.29%
Reserve Money Market Fund                       A    31-Mar-00         5.28%
Reserve Money Market Fund                       A    30-Apr-00         5.39%
Reserve Money Market Fund                       A    31-May-00         5.57%
Reserve Money Market Fund                       A    30-Jun-00         5.78%
Reserve Money Market Fund                       A    31-Jul-00         5.80%
Reserve Money Market Fund                       A    31-Aug-00         5.81%
Reserve Money Market Fund                       A    30-Sep-00         5.82%

Reserve Money Market Fund                       I     10/31/99         5.28%
Reserve Money Market Fund                       I     11/30/99         5.45%
Reserve Money Market Fund                       I     12/31/99         5.65%
Reserve Money Market Fund                       I     01/31/00         5.46%
Reserve Money Market Fund                       I     02/29/00         5.67%
Reserve Money Market Fund                       I     03/31/00         5.66%
Reserve Money Market Fund                       I     04/30/00         5.77%
Reserve Money Market Fund                       I     05/31/00         5.95%
Reserve Money Market Fund                       I     06/30/00         6.16%
Reserve Money Market Fund                       I     07/31/00         6.17%
Reserve Money Market Fund                       I     08/31/00         6.19%
Reserve Money Market Fund                       I     09/30/00         6.20%

Total Net Assets: $434,267,242
Average Maturity: 58 days


/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's investment objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

All data is as of September 30, 2000 and subject to change.

                                    EVERGREEN
                     Reserve Tax - Exempt Money Market Fund
                   Fund at a Glance as of September 30, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

VRDNs -- 93.1%
Revenue & General Obligation Notes/Bonds -- 6.9%

                             Portfolio Management
                   -----------------------------------------

                                    [PHOTO]

                                Steve C. Shachat
                                Tenure: May 1999

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/15/1998                           Class R
Class Inception Date                                         10/15/1998
Average Annual Returns*
1 year                                                           3.37%
Since Portfolio Inception                                        3.01%
7-day annualized yield                                           4.21%
30-day annualized yield                                          3.69%
12-month income dividends per share                             $0.03

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The Fund incurs 12b-1 expenses.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

Reserve Tax-Exempt Money Market Fund            A    31-Oct-99         2.72%
Reserve Tax-Exempt Money Market Fund            A    30-Nov-99         3.12%
Reserve Tax-Exempt Money Market Fund            A    31-Dec-99         4.12%
Reserve Tax-Exempt Money Market Fund            A    31-Jan-00         2.62%
Reserve Tax-Exempt Money Market Fund            A    29-Feb-00         3.19%
Reserve Tax-Exempt Money Market Fund            A    31-Mar-00         3.11%
Reserve Tax-Exempt Money Market Fund            A    30-Apr-00         4.07%
Reserve Tax-Exempt Money Market Fund            A    31-May-00         3.65%
Reserve Tax-Exempt Money Market Fund            A    30-Jun-00         4.04%
Reserve Tax-Exempt Money Market Fund            A    31-Jul-00         3.60%
Reserve Tax-Exempt Money Market Fund            A    31-Aug-00         3.58%
Reserve Tax-Exempt Money Market Fund            A    30-Sep-00         4.21%

Total Net Assets: $97,035,427
Average Maturity: 13 days

/1/ Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

All data is as of September 30, 2000 and subject to change.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

                                    EVERGREEN
                   Reserve U.S. Government Money Market Fund
                   Fund at a Glance as of September 30, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                     U.S. Government Agency Notes -- 62.8%
                     Repurchase Agreements -- 34.3%
                     Commercial Paper-- 2.9%

                                    Portfolio
                                   Management
                  ----------------------------------------------

                   [PHOTO]                             [PHOTO]

               J. Kellie Allen                     Bryan K. White,
              Tenure: May 1999                           CFA
                                                   Tenure: May 1999

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/1/
--------------------------------------------------------------------------------
Portfolio Inception Date: 6/27/1997             Class R         Class I
Class Inception Date                           10/15/1998      6/27/1997
Average Annual Returns*
1 year                                            5.36%         5.76%
Since Portfolio Inception                         5.06%         5.34%
7-day annualized yield                            5.77%         6.14%
30-day annualized yield                           5.79%         6.16%
12-month income dividends per share              $0.05         $0.06

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The Fund incurs 12b-1 expenses for Class R shares. Class I shares do not pay a 12b-1 fee.

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

Reserve U.S. Government Money Market Fund       A     10/31/99         4.65%
Reserve U.S. Government Money Market Fund       A     11/30/99         4.83%
Reserve U.S. Government Money Market Fund       A     12/31/99         4.79%
Reserve U.S. Government Money Market Fund       A     01/31/00         4.89%
Reserve U.S. Government Money Market Fund       A     02/29/00         5.23%
Reserve U.S. Government Money Market Fund       A     03/31/00         5.17%
Reserve U.S. Government Money Market Fund       A     04/30/00         5.28%
Reserve U.S. Government Money Market Fund       A     05/31/00         5.41%
Reserve U.S. Government Money Market Fund       A     06/30/00         5.56%
Reserve U.S. Government Money Market Fund       A     07/31/00         5.61%
Reserve U.S. Government Money Market Fund       A     08/31/00         5.73%
Reserve U.S. Government Money Market Fund       A     09/30/00         5.77%

Reserve U.S. Government Money Market Fund       I     10/31/99         5.02%
Reserve U.S. Government Money Market Fund       I     11/30/99         5.23%
Reserve U.S. Government Money Market Fund       I     12/31/99         5.21%
Reserve U.S. Government Money Market Fund       I     01/31/00         5.27%
Reserve U.S. Government Money Market Fund       I     02/29/00         5.61%
Reserve U.S. Government Money Market Fund       I     03/31/00         5.56%
Reserve U.S. Government Money Market Fund       I     04/30/00         5.66%
Reserve U.S. Government Money Market Fund       I     05/31/00         5.79%
Reserve U.S. Government Money Market Fund       I     06/30/00         5.93%
Reserve U.S. Government Money Market Fund       I     07/31/00         5.99%
Reserve U.S. Government Money Market Fund       I     08/31/00         6.11%
Reserve U.S. Government Money Market Fund       I     09/30/00         6.14%

Total Net Assets: $161,410,397
Average Maturity: 22 days

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's objective is non-fundamental and may be changed without the approval of the Fund's shareholders.

All data is as of September 30, 2000 and subject to change.

                                   EVERGREEN
                           Reserve Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                         Year Ended          Period Ended
                                     September 30, 2000 September 30, 1999 (a)
 CLASS R
 Net asset value, beginning of
  period                                  $   1.00             $   1.00
                                          --------             --------
 Income from investment operations
 Net investment income                        0.05                 0.04

 Less distributions to shareholders
  from
 Net investment income                       (0.05)               (0.04)
                                          --------             --------
 Net asset value, end of period           $   1.00             $   1.00
                                          --------             --------
 Total return                                 5.50%                4.93%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                             $409,560             $323,392
 Ratios to average net assets
 Expenses++                                   0.70%                0.83%+
 Net investment income                        5.51%                4.32%+

                                          Year Ended September 30,
                                         --------------------------
                                          2000     1999    1998 (b)
CLASS I
Net asset value, beginning of period     $  1.00  $  1.00  $  1.00
                                         -------  -------  -------
Income from investment operations
Net investment income                       0.06     0.05     0.05

Less distributions to shareholders from
Net investment income                      (0.06)   (0.05)   (0.05)
                                         -------  -------  -------
Net asset value, end of period           $  1.00  $  1.00  $  1.00
                                         -------  -------  -------
Total return                                5.94%    4.95%    4.74%
Ratios and supplemental data
Net assets, end of period (thousands)    $24,707  $37,506  $40,970
Ratios to average net assets
 Expenses++                                 0.27%    0.32%    0.33%+
 Net investment income                      5.87%    4.82%    5.35%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended          Period Ended
                                      September 30, 2000 September 30, 1999 (a)
CLASS R
Net asset value, beginning of period       $  1.00              $  1.00
                                           -------              -------
Income from investment operations
Net investment income                         0.03                 0.03

Less distributions to shareholders
 from
Net investment income                        (0.03)               (0.03)
                                           -------              -------
Net asset value, end of period             $  1.00              $  1.00
                                           -------              -------
Total return                                  3.37%                2.53%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $97,035              $66,047
Ratios to average net assets
 Expenses++                                   0.70%                0.74%+
 Net investment income                        3.35%                2.51%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Year Ended          Period Ended
                                      September 30, 2000 September 30, 1999 (a)
CLASS R
Net asset value, beginning of period       $   1.00             $  1.00
                                           --------             -------
Income from investment operations
Net investment income                          0.05                0.04

Less distributions to shareholders
 from
Net investment income                         (0.05)              (0.04)
                                           --------             -------
Net asset value, end of period             $   1.00             $  1.00
                                           --------             -------
Total return                                   5.36%               4.93%
Ratios and supplemental data
Net assets, end of period
 (thousands)                               $141,257             $99,417
Ratios to average net assets
 Expenses++                                    0.69%               0.80%+
 Net investment income                         5.35%               4.23%+

                                             Year Ended September 30,
                                         ------------------------------------
                                          2000      1999      1998    1997 (b)
CLASS I
Net asset value, beginning of period     $  1.00  $   1.00  $   1.00  $  1.00
                                         -------  --------  --------  -------
Income from investment operations
Net investment income                       0.06      0.05      0.05     0.01

Less distributions to shareholders from
Net investment income                      (0.06)    (0.05)    (0.05)   (0.01)
                                         -------  --------  --------  -------
Net asset value, end of period           $  1.00  $   1.00  $   1.00  $  1.00
                                         -------  --------  --------  -------
Total return                                5.76%     4.80%     5.42%    1.39%
Ratios and supplemental data
Net assets, end of period (thousands)    $20,153  $109,102  $106,273  $61,805
Ratios to average net assets
 Expenses++                                 0.27%     0.33%     0.33%    0.33%+
 Net investment income                      5.47%     4.69%     5.27%    5.26%+

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.
(b) For the period from June 27, 1997 (commencement of class operations) to September 30, 1997.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Fund
                            Schedule of Investments
                               September 30, 2000

  Principal
   Amount                                                             Value
 COMMERCIAL PAPER - 17.3%
             Asset Backed - 17.3%
 $15,000,000 Asset Backed Capital Fin., Inc., 6.55%, 10/4/2000..   $ 14,994,542
  20,000,000 Concord Minutemen Capital Corp., 6.51%, 10/3/2000..     19,996,383
  20,000,000 Crown Point Capital Co., 6.54%, 10/6/2000..........     19,985,467
  20,000,000 Lexington Parker Capital Corp., 6.51%, 10/6/2000...     19,985,533
                                                                   ------------
             Total Commercial Paper (cost $74,961,925)..........     74,961,925
                                                                   ------------
 CORPORATE BONDS - 33.2%
             Asset Backed - 2.3%
  10,000,000 VW Credit, Inc.,
              6.795%, 9/21/2001 144A............................     10,000,000
                                                                   ------------
             Banks - 17.2%
  15,000,000 Bankamerica Corp., 6.76%, 12/29/2000...............     15,004,086
  20,000,000 Branch Banking & Trust Co., 6.62%, 12/27/2000......     20,001,498
  20,000,000 Compass Security, 6.51%, 10/5/2000.................     19,989,150
  10,000,000 Lyon Short Term Funding Corp., 6.52%, VRDN.........     10,000,000
  10,000,000 U.S. Bank Natl. Assn., 6.72%, 2/8/2001.............      9,997,891
                                                                   ------------
                                                                     74,992,625
                                                                   ------------
             Brokers - 3.7%
  15,000,000 Bear Stearns Co., Inc., 7.12%, 8/21/2001...........     15,000,000
   1,000,000 Morgan Stanley Dean Witter, MTN, Ser. C,
              5.875%, 2/28/2001.................................        995,972
                                                                   ------------
                                                                     15,995,972
                                                                   ------------
             Diversified Financials - 7.2%
             Countrywide Home Loan Corp., MTN,
   5,000,000 5.62%, 10/16/2000..................................      4,997,850
  15,053,000 6.43%, 10/23/2000..................................     15,048,540
  10,000,000 Donaldson Lufkin & Jenrette, MTN,
              6.92%, 11/3/2000..................................     10,001,040
   1,200,000 Hilander Fin. LLC, (LOC: American Bank & Trust)
              6.65%, VRDN, .....................................      1,200,000
                                                                   ------------
                                                                     31,247,430
                                                                   ------------

  Principal
   Amount                                                             Value
 CORPORATE BONDS - continued
             Diversified Telecommunication Services - 2.3%
 $10,000,000 AT&T Corp.,
              7.27%, 6/14/2001..................................   $ 10,000,000
                                                                   ------------
             Real Estate - 0.3%
   1,100,000 CCM Properties, LLC, Ser. 96-A, 6.70%, VRDN, (Insd.
              by AMBAC).........................................      1,100,098
                                                                   ------------
             Hospital - 0.2%
   1,000,000 Catholic Hlth. Initiatives RB, 6.70%, VRDN.........      1,000,000
                                                                   ------------
             Total Corporate Bonds (cost $144,336,125)..........    144,336,125
                                                                   ------------
 U.S. AGENCY OBLIGATIONS - 44.5%
             FHLB:
  10,000,000 6.35%, 2/1/2001....................................      9,997,923
  25,000,000 6.573%, 10/4/2000..................................     25,000,000
  16,000,000 6.75%, 4/6/2001....................................     16,000,000
             FHLMC:
  50,000,000 6.41%, 10/11/2000..................................     49,919,875
  40,000,000 6.45%, 10/19/2000..................................     39,878,356
   7,525,000 6.45%, 1/4/2001....................................      7,399,445
  15,000,000 FHLMC, MTN,
              6.35%, 1/5/2001...................................     14,999,763
  30,000,000 SLMA, FRN, Ser. HC,
              6.883%, 10/4/2000.................................     30,000,342
                                                                   ------------
             Total U.S. Agency Obligations (cost $193,195,704)..    193,195,704
                                                                   ------------
 REPURCHASE AGREEMENTS - 4.7%
  20,606,334 State Street Bank & Trust Co., Dated 09/29/2000,
              6.58%, maturing 10/02/2000, maturity
              value $20,617,633, (cost $20,606,334) #1..........     20,606,334
                                                                   ------------

             Total Investments -(cost $433,100,088).......    99.7%  433,100,088
             Other Assets and Liabilities - net...........     0.3     1,167,154
                                                             -----  ------------
             Net Assets...................................   100.0% $434,267,242
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                            Schedule of Investments
                               September 30, 2000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 99.7%
            Alabama - 1.6%
 $1,560,000 Birmingham, AL Med. Clinic Board RB, Med. Advancement
             Foundation, (LOC: First Comml. Bank & Columbus Bank
             & Trust),
             5.79%, VRDN.........................................   $ 1,560,000
                                                                    -----------
            Arizona - 1.2%
  1,215,000 Maricopa Cnty., AZ IDA CP, Citizens Utilities Proj.,
             4.55%, 10/26/2000...................................     1,215,000
                                                                    -----------
            District of Columbia - 7.4%
            District of Columbia GO:
    300,000 Ser. A-3, (LOC: Societe Generale),
            5.60%, VRDN..........................................       300,000
  1,500,000 Ser. A-4, (LOC: Societe Generale),
            5.60%, VRDN..........................................     1,500,000
  1,600,000 Ser. A-5, (LOC: Bank of Nova Scotia),
            5.60%, VRDN..........................................     1,600,000
  3,800,000 Ser. A-6, (LOC: Bank of America),
            5.60%, VRDN..........................................     3,800,000
                                                                    -----------
                                                                      7,200,000
                                                                    -----------
            Florida - 21.1%
  2,200,000 Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj.,
             (LOC: Harris Trust & Savings Bank),
             5.55%, VRDN.........................................     2,200,000
  1,000,000 Escambia Cnty., FL HFA SFHRB,
             PFOTER 1228, (SPA: Merrill Lynch & Co. & Insd. by
             FNMA, GNMA),
             5.67%, VRDN.........................................     1,000,000
  3,800,000 Florida Board Edl. GO, Ser. 1998-9, (SPA: ABN Amro
             Bank & Insd. by FSA),
             5.67%, VRDN.........................................     3,800,000
  5,275,000 Florida HFA MHRB, Banyon Bay Apts., (Insd. by FNMA),
             5.50%, VRDN.........................................     5,275,000
    990,000 Hillsborough Cnty., FL Sch. Board COP, Ser. 2000 E,
             (SPA: Bank of America & Insd. by MBIA),
             5.67%, VRDN.........................................       990,000
            Orange Cnty., FL Hlth. Facs. Auth. RB:
  1,500,000 (Liq. Merrill Lynch & Co.),
            5.62%, VRDN..........................................     1,500,000
  2,645,000 Presbyterian Retirement Proj.,
            5.75%, VRDN..........................................     2,645,000
  1,100,000 Saint Lucie Cnty., FL PCRB, Florida Pwr. & Light Co.
             Proj.,
             5.65%, VRDN.........................................     1,100,000
  2,000,000 Tampa Bay, FL Wtr. Util. Sys. RB, (SPA: Merrill Lynch
             & Co. & Insd. by FGIC),
             5.62%, VRDN.........................................     2,000,000
                                                                    -----------
                                                                     20,510,000
                                                                    -----------

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Illinois - 12.3%
 $1,170,000 Aurora Kane & Du Page Cntys., IL IDRB, A&B Holdings
             LLC Proj., Ser. 97-A, (LOC: Lasalle National Bank),
             5.85%, VRDN.........................................   $ 1,170,000
  4,735,000 Gurnee, IL IDRB, Kenall Manufacturing Co. Proj.,
             (LOC: Harris Trust & Savings Bank),
             5.55%, VRDN.........................................     4,735,000
  2,500,000 Illinois Dev. Fin. Auth. IDRB, United Methodist Homes
             Proj., Ser. A, (LOC: Harris Trust & Savings Bank),
             5.55%, VRDN.........................................     2,500,000
  1,500,000 Illinois Hlth. Facs. Auth. RB, Central Dupage Hlth.,
             Ser. B, (SPA: American National Bank & Trust),
             5.60%, VRDN.........................................     1,500,000
  2,000,000 Illinois Toll Hwy. Auth. RB, Refunding Highway
             Revenue Tolls, Ser. B, (SPA: Landesbank Hessen &
             Insd. by FSA),
             5.45%, VRDN.........................................     2,000,000
                                                                    -----------
                                                                     11,905,000
                                                                    -----------
            Indiana - 3.5%
  1,300,000 Indiana Dev. Fin. Auth. EDRB, Edgewater Sys., Inc.
             Proj., (LOC: Bank One Indiana),
             5.60%, VRDN.........................................     1,300,000
  2,085,000 Indianapolis, IN MHRB, Refunding Hsg. GNMA Canal
             Square Proj., Ser. A, (LOC: National City Bank &
             Insd. by GNMA),
             5.80%, VRDN.........................................     2,085,000
                                                                    -----------
                                                                      3,385,000
                                                                    -----------
            Kansas - 0.3%
    300,000 Butler Cnty., KS Solid Wst. Disp. & Congeneration RB,
             Texaco Refining Proj., Ser. B,
             5.75%, VRDN.........................................       300,000
                                                                    -----------
            Kentucky - 2.5%
  2,400,000 Ohio Cnty., KY PCRB, Big Rivers Elec. Corp. Proj.,
             (SPA: Credit Suisse First Boston & Insd. by AMBAC),
             5.60%, VRDN.........................................     2,400,000
                                                                    -----------
            Minnesota - 2.4%
  2,300,000 Minnesota HFA RB, PFOTER 114,
             4.44%, 2/22/2001....................................     2,300,000
                                                                    -----------
            Missouri - 1.1%
  1,050,000 Kansas City, MO Land Clearance Dev. Auth. RB,
             Landmark Bank Proj., (LOC: Mercantile Bank),
             5.59%, VRDN.........................................     1,050,000
                                                                    -----------

                                   EVERGREEN
                      Reserve Tax-Exempt Money Market Fund
                       Schedule of Investments (continued)
                               September 30, 2000

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             New York - 3.7%
  $3,200,000 New York City, NY Transitional Fin. Auth. RB, Ser.
              98-27, (Liq. Bank of America),
              4.40%, 1/25/2001...................................   $ 3,200,000
     382,500 NY State Dormitory Auth. RB, Ser. 340, (Liq. Morgan
              Stanley Dean Witter & Insd. by MBIA),
              5.72%, VRDN........................................       382,500
                                                                    -----------
                                                                      3,582,500
                                                                    -----------
             Pennsylvania - 31.8%
   4,000,000 Allegheny Cnty., PA Hosp. Dev. Auth. RB, Saint
              Margaret Mem. Hosp. Proj., (LOC: Mellon Bank),
              5.58%, VRDN........................................     4,000,000
   2,700,000 Allegheny Cnty., PA IDA RB, Allegheny Ludlum Corp.
              Proj.,
              5.60%, VRDN........................................     2,700,000
             Emmaus, PA Gen. Auth. RB:
   6,300,000 Derry School Proj., Ser. G-15, (LOC: Bayerische
             Hypo),
             5.65%, VRDN.........................................     6,300,000
   3,300,000 Lower Paxton Township, Ser. B-20, (LOC: KBC Bank),
             5.65%, VRDN.........................................     3,300,000
   3,400,000 Methacton School Proj., Ser. B-21, (LOC: KBC Bank),
             5.65%, VRDN.........................................     3,400,000
   2,500,000 Mifflin School Proj., Ser. F-15, (LOC: KBC Bank),
             5.65%, VRDN.........................................     2,500,000
     170,000 Pennsylvania HFA, PFOTER 119B,
              5.58%, VRDN........................................       170,000
   4,800,000 Philadelphia, PA Arpt. RB, Municipal Securities
              Trust, Ser. 118,
              5.61%, VRDN........................................     4,800,000
   3,700,000 Washington Cnty., PA Auth. Lease RB, Eye & Ear Hosp.
              of Pittsburgh, Ser. B1, (LOC: Allied Irish Bank),
              5.58%, VRDN........................................     3,700,000
                                                                    -----------
                                                                     30,870,000
                                                                    -----------

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - 1.1%
  $1,100,000 Brazos River, TX Harbor Navigation Dist. Harbor RB,
              Dow Chemical Co. Proj., Ser. 1993,
              5.75%, VRDN........................................   $ 1,100,000
                                                                    -----------
             West Virginia - 5.6%
   5,400,000 West Virginia State Hosp. Fin. Auth. RB, VHA Mid-
              Atlantic, Ser. G, (SPA: Mellon Bank & Ins. by
              AMBAC),
              5.70%, VRDN........................................     5,400,000
                                                                    -----------
             Wyoming - 2.6%
   2,500,000 Lincoln Cnty., WY PCRB, Pacific Corp., Ser. 1991,
              5.60%, VRDN........................................     2,500,000
                                                                    -----------
             Other - 1.5%
   1,485,000 Koch Fixed Rate Trust,
              5.72%, VRDN........................................     1,485,000
                                                                    -----------

             Total Investments -(cost $96,762,500).........    99.7%  96,762,500
             Other Assets and Liabilities - net............     0.3      272,927
                                                              -----  -----------
             Net Assets....................................   100.0% $97,035,427
                                                              =====  ===========

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                   Reserve U.S. Government Money Market Fund
                            Schedule of Investments
                               September 30, 2000

  Principal
   Amount                                                             Value

 COMMERCIAL PAPER - 3.1%
             Banks - 3.1%
 $ 5,000,000 Inter-American Dev. Bank, 5.125%, 2/22/2001.........  $  4,962,643
                                                                   ------------
             Total Commercial Paper (cost $4,962,643)............     4,962,643
                                                                   ------------
 U.S. AGENCY OBLIGATIONS - 66.5%
             FHLB:
  15,000,000 6.58%, 10/4/2000....................................    15,000,000
   5,000,000 6.75%, 4/6/2001.....................................     5,000,000
   5,000,000 FHLMC,
              6.35%, 1/5/2001....................................     4,999,921
             FNMA:
  30,000,000 6.43%, 10/26/2000...................................    29,871,400
             FRN
  25,000,000 6.53%, 10/2/2000....................................    25,000,000
             MTN
   2,500,000 6.57%, 2/22/2001....................................     2,499,472
  10,000,000 SLMA, MTN
              6.69%, 10/3/2000...................................    10,000,000
  15,000,000 SLMA, Ser. HC, FRN 6.88%, 10/3/2000.................    15,000,171
                                                                   ------------
             Total U.S. Agency Obligations (cost $107,370,964)...   107,370,964
                                                                   ------------

  Principal
   Amount                                                             Value

 REPURCHASE AGREEMENTS - 36.3%
 $58,572,834 State Street Bank & Trust Co., Dated 09/29/2000,
              6.58%, maturing 10/02/2000, maturity
              value $58,604,951, (cost $58,572,834) #2.........    $ 58,572,834
                                                                   ------------

             Total Investments -(cost $170,906,441)......   105.9%  170,906,441
             Other Assets and Liabilities - net..........    (5.9)   (9,496,044)
                                                            -----  ------------
             Net Assets..................................   100.0% $161,410,397
                                                            =====  ============

                See Combined Notes to Schedules of Investments.

                   Combined Notes to Schedules of Investments
                               September 30, 2000

144A Securities may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended. These securities have been de-termined to be liquid under guidelines established by the Board of Trust-ees.
#1 Collaterized by $645,000 GNMA, 7.50%, 07/15/2030, value including accrued interest is $619,532; $19,850,000 U.S. Treasury Bond, 6.25%, 08/15/2023,
     value including accrued interest is $20,415,873.
#2 Collateralized by $62,235,000 GNMA, 4.50%, 07/20/2029; value including ac-crued interest is $59,777,717.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days' notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at September 30, 2000.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
CDA    Community Development Authority
COP    Certificates of Participation
CP     Commercial Paper
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
FAMC   Federal Agricultural Mortgage Corp.
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Authority
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
MTN    Medium Term Note
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipts
PPT    Pooled Puttable Trust
RB     Revenue Bond
SFHRB  Single Family Housing Revenue Bond
SLMA   Student Loan Marketing Association
SPA    Security Purchase Agreement
VHA    Veterans Housing Authority
VRDN   Variable Rate Demand Note

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Assets and Liabilities
                               September 30, 2000

                                                       Reserve       Reserve
                                          Reserve    Tax-Exempt  U.S. Government
                                        Money Market    Money     Money Market
                                            Fund     Market Fund      Fund
--------------------------------------------------------------------------------
Assets
 Investments in securities............  $412,493,754 $96,762,500  $112,333,607
 Investments in repurchase
  agreements..........................    20,606,334           0    58,572,834
--------------------------------------------------------------------------------
 Investments at amortized cost........   433,100,088  96,762,500   170,906,441
 Interest receivable..................     3,613,204     568,167     1,209,958
 Deferred organization expenses.......         4,090           0         7,165
 Prepaid expenses and other assets....        12,589      40,161         9,461
--------------------------------------------------------------------------------
 Total assets.........................   436,729,971  97,370,828   172,133,025
--------------------------------------------------------------------------------
Liabilities
 Distributions payable................     2,115,786     316,686       679,206
 Payable for securities purchased.....             0           0    10,000,000
 Advisory fee payable.................         5,884       1,685         2,314
 Distribution Plan expenses payable...        12,852       2,641         4,412
 Due to other related parties.........           714         160           266
 Accrued expenses and other
  liabilities.........................       327,493      14,229        36,430
--------------------------------------------------------------------------------
 Total liabilities....................     2,462,729     335,401    10,722,628
--------------------------------------------------------------------------------
Net assets............................  $434,267,242 $97,035,427  $161,410,397
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital......................  $433,746,700 $97,035,427  $161,279,721
 Undistributed net investment income..       520,542           0       130,676
--------------------------------------------------------------------------------
Total net assets......................  $434,267,242 $97,035,427  $161,410,397
--------------------------------------------------------------------------------
Net assets consists of
 Class R..............................  $409,559,980 $97,035,427  $141,257,543
 Class I..............................    24,707,262           0    20,152,854
--------------------------------------------------------------------------------
                                        $434,267,242 $97,035,427  $161,410,397
--------------------------------------------------------------------------------
Shares outstanding
 Class R..............................   409,089,718  97,035,427   141,165,248
 Class I..............................    24,669,102           0    20,127,798
--------------------------------------------------------------------------------
Net asset value per share
 Class R..............................  $       1.00 $      1.00  $       1.00
--------------------------------------------------------------------------------
 Class I..............................  $       1.00          --  $       1.00
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                            Statements of Operations
                         Year Ended September 30, 2000

                                                      Reserve
                                                     Tax-Exempt      Reserve
                                          Reserve      Money     U.S. Government
                                           Money       Market     Money Market
                                        Market Fund     Fund          Fund
--------------------------------------------------------------------------------
Investment income
 Interest.............................  $25,802,996  $3,484,926    $8,931,798
--------------------------------------------------------------------------------
Expenses
 Advisory fee.........................      692,416     183,105       268,143
 Distribution Plan expenses...........    1,462,503     283,629       447,043
 Administrative services fees.........       83,142      17,190        29,913
 Transfer agent fee...................      230,538      28,661        24,024
 Trustees' fees and expenses..........        6,313       1,237         2,787
 Printing and postage expenses........       60,565      14,991        16,941
 Custodian fee........................      116,413      21,999        35,151
 Registration and filing fees.........       95,212      34,069        45,395
 Professional fees....................       25,679      16,742        19,084
 Organization expenses................        6,068           0         4,110
 Interest expense.....................        3,059           0             0
 Other................................        6,717       1,911         6,140
--------------------------------------------------------------------------------
 Total expenses.......................    2,788,625     603,534       898,731
 Less: Expense reductions.............      (18,619)     (7,153)       (5,708)
--------------------------------------------------------------------------------
 Net expenses.........................    2,770,006     596,381       893,023
--------------------------------------------------------------------------------
 Net investment income................   23,032,990   2,888,545     8,038,775
 Net realized gains or losses on
  securities..........................        5,225      (1,203)            0
--------------------------------------------------------------------------------
 Net increase in net assets resulting
  from operations.....................  $23,038,215  $2,887,342    $8,038,775
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Changes in Net Assets
                         Year Ended September 30, 2000

                                                      Reserve         Reserve
                                                    Tax-Exempt    U.S. Government
                                    Reserve Money  Money Market    Money Market
                                     Market Fund       Fund            Fund
---------------------------------------------------------------------------------
Operations
 Net investment income............  $  23,032,990  $   2,888,545   $   8,038,775
 Net realized gains or losses on
  securities......................          5,225         (1,203)              0
---------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations.......     23,038,215      2,887,342       8,038,775
---------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
 Class R..........................    (20,757,022)    (2,888,545)     (6,198,222)
 Class I..........................     (1,772,760)             0      (1,723,202)
---------------------------------------------------------------------------------
 Total distributions to
  shareholders....................    (22,529,782)    (2,888,545)     (7,921,424)
---------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold........    578,074,073    143,915,287     186,838,914
 Net asset value of shares issued
  in reinvestment of
  distributions...................      1,786,801            171       1,840,270
 Payment for shares redeemed......   (507,000,259)  (112,925,851)   (235,905,940)
---------------------------------------------------------------------------------
 Net increase (decrease) in net
  assets resulting from capital
  share transactions..............     72,860,615     30,989,607     (47,226,756)
---------------------------------------------------------------------------------
  Total increase (decrease) in net
   assets.........................     73,369,048     30,988,404     (47,109,405)
Net assets
 Beginning of period..............    360,898,194     66,047,023     208,519,802
---------------------------------------------------------------------------------
 End of period....................  $ 434,267,242  $  97,035,427   $ 161,410,397
---------------------------------------------------------------------------------
Undistributed net investment
 income...........................  $     520,542  $           0   $     130,676
---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Reserve Money Market Funds
                      Statements of Changes In Net Assets
                         Year Ended September 30, 1999

                                                   Reserve Tax-  Reserve U.S.
                                    Reserve Money  Exempt Money   Government
                                       Market         Market     Money Market
                                        Fund         Fund (a)        Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income...........   $   8,039,458  $    768,832  $   7,894,355
 Net realized gains or losses on
  securities.....................             (11)        1,203              0
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations.....       8,039,447       770,035      7,894,355
-------------------------------------------------------------------------------
 Distributions to shareholders
  from
 Net investment income
  Class R........................      (6,023,478)     (768,832)    (2,098,702)
  Class I........................      (2,015,980)            0     (5,795,653)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders..................      (8,039,458)     (768,832)    (7,894,355)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......     476,129,402   118,440,808    333,090,286
 Net asset value of shares issued
  in reinvestment of
  distributions..................       6,830,633       629,692      7,406,128
 Payment for shares redeemed.....    (163,032,119)  (53,024,680)  (238,249,650)
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions..................     319,927,916    66,045,820    102,246,764
-------------------------------------------------------------------------------
  Total increase in net assets...     319,927,905    66,047,023    102,246,764
 Net assets
 Beginning of period.............      40,970,289             0    106,273,038
-------------------------------------------------------------------------------
 End of period...................   $ 360,898,194  $ 66,047,023  $ 208,519,802
-------------------------------------------------------------------------------
 Undistributed net investment
  income.........................   $           0  $          0  $           0
-------------------------------------------------------------------------------

(a) For the period from October 15, 1998 (commencement of operations) to Sep-tember 30, 1999.

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

Evergreen Reserve Money Market Funds consist of Evergreen Reserve Money Market Fund ("Reserve Money Market Fund"), Evergreen Reserve Tax-Exempt Money Market Fund ("Reserve Tax-Exempt Money Market Fund") and Evergreen Reserve U.S. Gov-ernment Money Market Fund ("Reserve U.S. Government Money Market Fund"), (col-lectively, the "Funds"). Each Fund is a diversified series of Mentor Funds, a Massachusetts business trust. Mentor Funds is an open-end management investment company organized on January 20, 1992 and registered under the Investment Com-pany Act of 1940, as amended (the "1940 Act").

The Funds offer Retail ("Class R") and/or Institutional ("Class I") classes of shares. Class R shares are sold without a front-end sales charge, but pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method, which approximates market value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter assuming a constant accretion of any dis-count or amortization of any premium from its face value until maturity.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held in a segre-gated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment ad-visor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes

The Funds intend to comply with the provisions of the Internal Revenue Code ap-plicable to regulated investment companies and to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

E. Distributions

Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. Reclassifications have been made to the Funds' components of net assets to reflect income and gains available for distribution under in-come tax regulations.

F. Class Allocations

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently class specific expenses are limited to expenses incurred under the Distribution Plans for Class R shares.

G. Organization Expenses

Organization expenses for the Funds, except for the Reserve Tax-Exempt Money Market Fund, are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Mentor Investment Advisors, LLC ("Mentor Advisors"), a subsidiary of First Union Corporation ("First Union"), is the investment advisor for each Fund and is paid a management fee that is computed and paid daily based on the combined average daily net assets of each Fund and its comparable fund within Evergreen CRT Money Market Funds with amounts determined by applying percentage rates starting at 0.22% and declining to 0.15% per annum as net assets increase, to the average daily net assets of the Funds.

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. EIS is entitled to a fee at an annual rate of 0.02% of the average daily net assets of each Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by the Rule 12b-1 of the 1940 Act, for its Class R shares. Distribution Plans permit a Fund to compen-sate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commis-sions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plan, Reserve Money Market Fund, Reserve U.S. Government Money Market Fund and Re-serve Tax-Exempt Money Market Fund Class R shares incur distribution fees all of which are used to pay for shareholder service fees. The Distribution Plan expenses are calculated and paid daily.

The Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares.

Prior to October 18, 1999, Mentor Distributors, LLC ("Mentor") served as prin-cipal underwriter to the Funds.

During the year ended September 30, 2000, amounts paid or accrued pursuant to each Fund's Class R Distribution Plan were as follows:

                                                          EDI     Mentor
         Reserve Money Market Fund.................... $1,401,784 $60,719
         Reserve Tax-Exempt Money Market Fund.........    273,407  10,222
         Reserve U.S. Government Money Market Fund....    429,203  17,840

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest and $1.00 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class R and/or Class I shares. During the year ended September 30, 2000, transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Reserve Money Market Fund

                                         Year Ended          Period Ended
                                     September 30, 2000 September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold.........................     573,222,548          426,462,250
Shares issued in reinvestment of
 distributions......................             556            4,850,538
Shares redeemed.....................    (487,525,811)        (107,920,363)
------------------------------------------------------------------------------
Net increase........................      85,697,293          323,392,425
------------------------------------------------------------------------------
                                         Year Ended           Year Ended
                                     September 30, 2000  September 30, 1999
------------------------------------------------------------------------------
Class I
Shares sold.........................       4,851,525           49,667,152
Shares issued in reinvestment of
 distributions......................       1,786,245            1,980,095
Shares redeemed.....................     (19,474,448)         (55,111,756)
------------------------------------------------------------------------------
Net decrease........................     (12,836,678)          (3,464,509)
------------------------------------------------------------------------------

Reserve Tax-Exempt Money Market Fund

                                         Year Ended          Period Ended
                                     September 30, 2000 September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold.........................     143,915,287          118,440,808
Shares issued in reinvestment of
 distributions......................             171              629,692
Shares redeemed.....................    (112,925,851)         (53,024,680)
------------------------------------------------------------------------------
Net increase........................      30,989,607           66,045,820
------------------------------------------------------------------------------

Reserve U.S. Government Money Market Fund

                                         Year Ended          Period Ended
                                     September 30, 2000 September 30, 1999 (a)
------------------------------------------------------------------------------
Class R
Shares sold.........................     171,333,633          162,628,419
Shares issued in reinvestment of
 distributions......................               0            1,720,088
Shares redeemed.....................    (129,585,763)         (64,931,129)
------------------------------------------------------------------------------
Net increase........................      41,747,870           99,417,378
------------------------------------------------------------------------------
                                         Year Ended           Year Ended
                                     September 30, 2000  September 30, 1999
------------------------------------------------------------------------------
Class I
Shares sold.........................      15,505,281          170,461,867
Shares issued in reinvestment of
 distributions......................       1,840,270            5,686,040
Shares redeemed.....................    (106,320,177)        (173,318,521)
------------------------------------------------------------------------------
Net increase (decrease).............     (88,974,626)           2,829,386
------------------------------------------------------------------------------

(a) For the period from October 15, 1998 (commencement of class operations) to September 30, 1999.

6. SECURITIES TRANSACTIONS

On September 30, 2000 the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund's annualized expense ratio represented as a percentage of its average net assets were as follows:

                                               Total Expense % of Average
                                                Reductions    Net Assets
                                               --------------------------
         Reserve Money Market Fund............    $18,619       0.00%
         Reserve Tax-Exempt Money Market
          Fund................................      7,153       0.01%
         Reserve U.S. Government Money Market
          Fund................................      5,708       0.00%

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENTS

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provided an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. On August 6, 1999 the Funds became party to this agreement. The credit facility was allocated, under the terms of the financing agreement, among the Lenders. The credit facility was accessed by the Funds for temporary or emer-gency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commit-ment fee of 0.10% per annum was incurred on the average daily unused portion of the revolving credit commitment. The commitment fee was allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street Bank and Trust Co. ("State Street") served as paying agent for the funds and as paying agent was entitled to a fee of $20,000 per annum which was allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among cer-tain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financ-ing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum contin-ues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.

During the year ended September 30, 2000, the Reserve Money Market Fund had av-erage borrowings outstanding of $42,984 at a rate of 7.10% and paid interest of $3,059.

                          Independent Auditors' Report

Board of Trustees and Shareholders
Mentor Funds

  We have audited the accompanying statements of assets and liabilities, in-cluding the schedules of investments of the Evergreen Reserve Money Market Fund, Evergreen Reserve Tax-Exempt Money Market Fund, and Evergreen Reserve U.S. Government Money Market Fund, portfolios of Mentor Funds, as of September 30, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our re-sponsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custo-dian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of the portfolios of Mentor Funds, referred to above, as of September 30, 2000, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

                                   /s/ KPMG LLP

Boston, Massachusetts
November 3, 2000

                       Additional Information (unaudited)

FEDERAL TAX STATUS OF DIVIDENDS

For the fiscal year ended September 30, 2000, the percentage representing the portion of dividends exempt from federal income tax, other than alternative minimum tax for Reserve Tax-Exempt Money Market Fund is 100%.

                                Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility Fund

Global & International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

47720                                                             551385 11/2000

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